9. Income tax	12 Months Ended
Dec. 31, 2017
Income Tax
Income tax

The major components of income tax during the years ended December 31, 2017, 2016 and 2015, are the following:

Consolidated statements of income and comprehensive income

Consolidated statement of income

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Current income tax
Income tax charge for the year	(1,350,540)	(485,279)	(462,872)
Adjustment related to current income tax for the prior year	32,561	938	2,845

Deferred income tax
Related to the net variation in temporary differences	266,083	(233,298)	(165,424)
Income tax	(1,051,896)	(717,639)	(625,451)

Consolidated statement of comprehensive income

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to other comprehensive income
Deferred income tax income (expense)	154,268	(107,194)	(71,573)
Income tax credited (charged) to other comprehensive income	154,268	(107,194)	(71,573)

The reconciliation between income tax in the consolidated statement of income and the accounting income multiplied by the statutory income tax rate for the years ended December 31, 2017, 2016 and 2015, is as follows:

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Income before income tax from continued operations	4,060,854	2,048,501	1,835,590
Income before income tax from discontinued operations	749,198	673,807	202,860
Income before income tax	4,810,052	2,722,308	2,038,450

At statutory income tax rate of 35%	(1,683,518)	(952,808)	(713,458)
Share of the profit of associates	101,409	12,767	15,187
Adjustment related to current income tax for the prior year	32,561	938	2,845
Effect related to statutory income tax rate change (1)	220,956	-	-
Others	12,539	(14,369)	(1,026)
	(1,316,053)	(953,472)	(696,452)
Income tax attributable to continuing operations	(1,051,896)	(717,639)	(625,451)
Income tax attributable to discontinuing operations	(264,157)	(235,833)	(71,001)
	(1,316,053)	(953,472)	(696,452)

(1)	Effect of applying the changes in the enacted tax rate established by Law 27,430 as described in note 23.a) to the deferred assets and liabilities, according to its expected term of realization and settlement, respectively.

Deferred income tax

Deferred income tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2017	12-31-2016	2017	2016	2015
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	(425,442)	(661,748)	217,170	(131,465)	142
Provision for plant dismantling	39,310	43,820	-	-	-
Other financial assets	(37,658)	(190,315)	152,657	9,931	(184,421)
Employee benefit liability	32,089	30,697	1,627	9,499	4,587
Receivables and other non-financial liabilities	(6,249)	(5,826)	(423)	(248,723)	(101,037)
Provisions and other	44,910	30,986	13,872	23,314	27,874
Investments in associates	(138,266)	(34,522)	(103,744)	(34,522)	-
Property, plant and equipment	(224,175)	(322,012)	93,612	25,378	11,375
Intangible assets	(14,198)	(27,561)	13,363	6,096	4,483
Tax loss carry-forward	32,217	-	32,217	-	-
Deferred income tax income (expense)			420,351	(340,492)	(236,997)
Deferred income tax liabilities, net	(697,462)	(1,136,481)

As of December 31, 2017, the Group holds tax loss carry-forward in its subsidiaries CP Renovables, CP La Castellana and CP Achiras for 32,217 that can be utilized against future taxable profit from such entities until 2022.

Reflected in the statements of financial position as follows:

	Consolidated statements of financial position
	2017	2016
	ARS 000	ARS 000
Deferred income tax assets

Continuing operations	107,544	105,773
Discontinued operations	41,023	-

Deferred income tax liabilities

Continuing operations	(811,288)	(1,242,254)
Discontinued operations	(34,741)	-
	(697,462)	(1,136,481)

Reconciliation of deferred income tax liabilities net

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Amount at beginning of year	(1,136,481)	(770,737)
Deferred income tax recognized in profit or loss and in other comprehensive income during the year - continuing operations	420,351	(335,850)
Discontinued operations	(467)	-
Reclassification related to current income tax for the prior year	19,135	(29,894)
Amount at end of year	(697,462)	(1,136,481)